Recurring Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
U.S. Money Market held in Trust Account	$ 57,849,285	$ 57,506,299
Assets	57,849,285	57,506,299
Liabilities:
Warrant liabilities-Private Placement Warrants	300,000	1,975,000
Liabilities	300,000	1,975,000
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
U.S. Money Market held in Trust Account	57,849,285	57,506,299
Assets	57,849,285	57,506,299
Liabilities:
Warrant liabilities-Private Placement Warrants	0	0
Liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
U.S. Money Market held in Trust Account	0	0
Assets	0	0
Liabilities:
Warrant liabilities-Private Placement Warrants	0	0
Liabilities	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
U.S. Money Market held in Trust Account	0	0
Assets	0	0
Liabilities:
Warrant liabilities-Private Placement Warrants	300,000	1,975,000
Liabilities	$ 300,000	$ 1,975,000